Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	The Hartford Insurance Group, Inc.
Entity Central Index Key	0000874766
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
EBP 06-0383750-100 [Member]
Document Information [Line Items]
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Entity File Number	001-13958
EBP, Plan Name	The Hartford Investment And Savings Plan
Entity Address, Address Line One	One Hartford Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06155